Net Income Per Common Share - Additional Information (Detail) - shares			9 Months Ended		12 Months Ended
	Mar. 11, 2025	Jun. 18, 2024	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2025	Mar. 31, 2023
Earnings per share [line items]
Dilutive effect of restricted share units and performance share units				399,812	467,301
Weighted average shares issued			104,304,638		104,924,898
Weighted average shares outstanding			104,304,638		104,924,898
Weighted average shares basic net			108.5		108.7
Weighted average shares diluted net			108.5		108.7
IPO Warrants [Member]
Earnings per share [line items]
Number of shares outstanding			24,178,999		24,178,999
LETO Warrants [Member]
Earnings per share [line items]
Number of shares outstanding					6,768,953
Deferred Share Units [Member]
Earnings per share [line items]
Weighted average shares basic net			402,486
Weighted average shares diluted net					586,961
Earnouts Rights [Member]
Earnings per share [line items]
Weighted average shares outstanding			1,007,245		662,296
Restricted share units [member]
Earnings per share [line items]
Number of other equity instruments granted in share-based payment arrangement as dividend equivalents						457,935
Number of share options granted in share-based payment arrangement as dividend equivalents	565,016	569,536
Performance Share Units [Member]
Earnings per share [line items]
Number of other equity instruments granted in share-based payment arrangement as dividend equivalents						404,211
Number of share options granted in share-based payment arrangement as dividend equivalents	1,042,775	953,783